13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes
Income before taxes from continued operations	R$ (2,447.8)	R$ (1,218.6)	R$ 22.0
Nominal tax rate	34.00%	34.00%	34.00%
Credit (expense) at nominal rate	R$ 832.3	R$ 414.3	R$ (7.5)
Reconciling items
Income from associates and joint ventures	(104.0)	(64.1)	42.3
Exchange rate variation on foreign investments	110.0	71.7	(224.6)
Difference of tax rates on results of foreign subsidiaries	389.4	(205.1)	(144.9)
Deferred tax assets not recognized (1)	(591.7)	0.0	0.0
Interest on shareholders' equity	0.0	0.0	174.5
Stock options	(5.8)	(7.3)	(14.8)
Transfer price	(79.0)	(15.8)	(1.5)
Investment grant	59.2	49.1	41.7
Special Regime for the Reintegration of Tax Values for Exporting Companies (Reintegra)	2.3	8.4	1.0
Write-off of unrealized tax assets (2)	(268.7)	0.0	0.0
Other permanent differences	(10.7)	0.6	0.8
Total income tax expense continuing operations	333.3	251.8	(133.0)
Current income tax	6.8	(41.2)	148.8
Deferred income tax	R$ (340.1)	R$ (210.6)	R$ (15.8)